Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates

The relevant exchange rates are listed below:

	For the Fiscal Years Ended June 30,
	2025	2024	2023
Period Ended RMB: USD exchange rate	7.1636	7.2672	7.2513
Period Average RMB: USD exchange rate	7.2143	7.2248	6.9536

Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation

Property and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in use and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:

Useful lives
Buildings	5 – 20 years
Machinery and equipment	5 – 10 years
Transportation vehicles	0.67 – 10 years
Office equipment	4 – 10 years
Electronic equipment	0.4 – 10 years

Schedule of Intangible Assets are Amortized	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Land use rights	50 years